Taxation (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended											1 Months Ended	12 Months Ended					36 Months Ended		12 Months Ended	24 Months Ended	36 Months Ended		24 Months Ended	36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Hong Kong Hong Kong NetEase Interactive	Dec. 31, 2011 Hong Kong Hong Kong NetEase Interactive	Dec. 31, 2012 Hong Kong NetEase Hong Kong	Dec. 31, 2011 Hong Kong NetEase Hong Kong	Dec. 31, 2012 Hong Kong Ujia Hong Kong	Dec. 31, 2011 Hong Kong Ujia Hong Kong	Dec. 31, 2012 Hong Kong StormNet IT HK	Dec. 31, 2011 Hong Kong StormNet IT HK	Mar. 31, 2007 People's Republic of China	Dec. 31, 2012 People's Republic of China	Dec. 31, 2011 People's Republic of China	Dec. 31, 2010 People's Republic of China	Dec. 31, 2007 People's Republic of China	Dec. 31, 2010 People's Republic of China NetEase Beijing Key Software Enterprise	Dec. 31, 2013 People's Republic of China NetEase Beijing HNTEs	Dec. 31, 2012 People's Republic of China Guangzhou Interactive HNTEs	Dec. 31, 2012 People's Republic of China Guangzhou Information Software Enterprises	Dec. 31, 2012 People's Republic of China Boguan Key Software Enterprise	Dec. 31, 2013 People's Republic of China Boguan HNTEs	Dec. 31, 2011 People's Republic of China NetEase Hangzhou Software Enterprises	Dec. 31, 2013 People's Republic of China NetEase Hangzhou HNTEs	Dec. 31, 2014 People's Republic of China Hangzhou Langhe Software Enterprises	Dec. 31, 2015 People's Republic of China Wangyibao Software Enterprises
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	25.00%				30.00%
Local enterprise income tax rate (as a percent)																3.00%
Transition period													5 years
Reduction of tax rate (as a percent)																	10.00%	15.00%	15.00%	12.50%	10.00%	15.00%	12.50%	15.00%
Percentage of tax deduction																									50.00%	50.00%
Increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions
Aggregate amount of EIT exemptions and tax rate reductions													503,045	559,032	376,720
Earnings per share effect, basic (in CNY per share)													0.15	0.17	0.12
Earnings per share effect, diluted (in CNY per share)													0.15	0.17	0.12